As filed with the Securities and Exchange Commission on November 25, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 93.5%
Banks: 4.1%
20,200	People's United Financial, Inc.	$290,476

Capital Goods: 8.3%
2,400	Chart Industries, Inc. *	295,296
7,025	Fortune Brands Home & Security, Inc.	292,451
		587,747
Commercial & Professional Services: 4.0%
4,375	Verisk Analytics, Inc. *	284,200

Consumer Services: 8.5%
4,800	Las Vegas Sands Corp.	318,816
4,025	Yum! Brands, Inc.	287,345
		606,161
Energy: 8.4%
3,200	Anadarko Petroleum Corp.	297,568
5,100	Phillips 66	294,882
		592,450
Health Care Equipment & Services: 4.1%
5,100	Covidien PLC	292,512

Materials: 8.2%
2,600	Airgas, Inc.	275,730
12,400	Tronox Ltd.	303,428
		579,158
Media: 18.4%
8,350	Lions Gate Entertainment Corp. *	292,667
4,900	The Madison Square Garden Co. *	284,543
10,900	Starz *	306,617
12,550	Twenty-First Century Fox, Inc.	420,425
		1,304,252
Pharmaceuticals, Biotechnology & Life Sciences: 4.4%
3,000	Valeant Pharmaceuticals International, Inc. *	312,990

Retailing: 4.2%
5,500	HSN, Inc.	294,910

Software & Services: 12.8%
8,875	Cardtronics, Inc. *	329,263
1,625	Equinix, Inc. *	298,431
13,575	VeriFone Systems, Inc. *	278,892
		906,586
Technology Hardware & Equipment: 4.1%
6,300	Palo Alto Networks, Inc. *	288,666

Transportation: 4.0%
2,325	Canadian Pacific Railway Ltd.	286,673

TOTAL COMMON STOCKS
(Cost $5,896,667)		6,626,781

REAL ESTATE INVESTMENT TRUSTS: 3.9%
3,750	American Tower Corp.	277,987

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $285,089)		277,987

SHORT-TERM INVESTMENTS: 5.0%
Money Market Funds: 5.0%
291,595	Invesco Short-Term Prime Portfolio - Institutional Class, 0.020% (a)	291,595
63,710	Short-Term Treasury Investment, 0.020% (a)	63,710
		355,305
TOTAL SHORT-TERM INVESTMENTS
(Cost $355,305)		355,305

TOTAL INVESTMENTS IN SECURITIES: 102.4%
(Cost $6,537,061)		7,260,073
Liabilities in Excess of Other Assets: (2.4)%		(167,909)
TOTAL NET ASSETS: 100.0%		$7,092,164

*	Non-income producing security.
(a)	Seven-day yield as of September 30, 2013.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$6,302,408

Gross unrealized appreciation	1,056,291
Gross unrealized depreciation	(98,626)
Net unrealized appreciation	$957,665

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$6,626,781	$-	$-	$6,626,781
Real Estate Investment Trusts	277,987	-	-	277,987
Short-Term Investments	355,305	-	-	355,305
Total Investments	$7,260,073	$-	$-	$7,260,073

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Capital Goods: 9.9%
5,350	Cummins, Inc.	$710,854
9,500	Illinois Tool Works, Inc.	724,565
3,150	Precision Castparts Corp.	715,806
6,800	United Technologies Corp.	733,176
		2,884,401
Consumer Services: 2.5%
1,660	Chipotle Mexican Grill, Inc. *	711,642

Diversified Financials: 7.2%
9,175	American Express Co.	692,896
32,650	The Charles Schwab Corp.	690,221
4,000	IntercontinentalExchange, Inc. *	725,680
		2,108,797
Energy: 9.3%
4,200	EOG Resources, Inc.	710,976
6,550	Exxon Mobil Corp.	563,562
10,225	Noble Energy, Inc.	685,177
8,375	Schlumberger Ltd.	740,015
		2,699,730
Food, Beverage & Tobacco: 2.4%
21,975	Mondelez International, Inc.	690,455

Health Care Equipment & Services: 5.0%
11,900	AmerisourceBergen Corp.	727,090
10,150	UnitedHealth Group, Inc.	726,842
		1,453,932
Household & Personal Products: 5.0%
12,600	Colgate-Palmolive Co.	747,180
10,000	Estée Lauder Companies, Inc. - Class A	699,000
		1,446,180
Insurance: 2.4%
8,325	The Travelers Companies, Inc.	705,710

Materials: 7.3%
10,200	FMC Corp.	731,544
6,800	Monsanto Co.	709,716
5,625	Praxair, Inc.	676,181
		2,117,441
Media: 4.7%
15,250	Comcast Corp.	688,537
10,600	The Walt Disney Co.	683,594
		1,372,131

Pharmaceuticals, Biotechnology & Life Sciences: 9.0%
5,800	Allergan, Inc.	524,610
5,025	Celgene Corp. *	773,498
7,850	Johnson & Johnson	680,517
5,250	Perrigo Co.	647,745
		2,626,370
Retailing: 7.3%
13,100	Dollar Tree, Inc. *	748,796
9,000	The Home Depot, Inc.	682,650
12,275	The TJX Companies, Inc.	692,187
		2,123,633
Semiconductors & Semiconductor Equipment: 2.4%
15,100	Analog Devices, Inc.	710,455

Software & Services: 15.0%
15,000	Adobe Systems, Inc. *	779,100
9,625	Citrix Systems, Inc. *	679,621
12,700	eBay, Inc. *	708,533
15,250	Facebook, Inc. *	766,160
775	Google, Inc. *	678,831
3,900	Visa, Inc.	745,290
		4,357,535
Technology Hardware & Equipment: 5.0%
1,600	Apple, Inc.	762,800
10,425	QUALCOMM, Inc.	702,228
		1,465,028
Transportation: 2.5%
7,250	Canadian National Railway Co.	734,932

TOTAL COMMON STOCKS
(Cost $23,536,796)		28,208,372

SHORT-TERM INVESTMENTS: 2.8%
Money Market Fund: 2.8%
802,274	Invesco Short-Term Prime Portfolio - Institutional Class, 0.020% (a)	802,274

TOTAL SHORT-TERM INVESTMENTS
(Cost $802,274)		802,274

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $24,339,070)		29,010,646
Other Assets in Excess of Liabilities: 0.3%		101,752
TOTAL NET ASSETS: 100.0%		$29,112,398

*	Non-income producing security.
(a)	Seven-day yield as of September 30, 2013.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$24,339,070

Gross unrealized appreciation	4,754,848
Gross unrealized depreciation	(83,272)
Net unrealized appreciation	$4,671,576

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$28,208,372	$-	$-	$28,208,372
Short-Term Investments	802,274	-	-	802,274
Total Investments	$29,010,646	$-	$-	$29,010,646

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 95.6%
Banks: 2.4%
13,000	Signature Bank *	$1,189,760

Capital Goods: 14.4%
26,500	A.O. Smith Corp.	1,197,800
31,000	Donaldson Company, Inc.	1,182,030
30,000	Hexcel Corp. *	1,164,000
12,000	Hubbell, Inc.	1,256,880
4,000	W.W. Grainger, Inc.	1,046,840
19,000	Westinghouse Air Brake Technologies Corp.	1,194,530
		7,042,080
Commercial & Professional Services: 5.2%
25,000	Cintas Corp.	1,280,000
21,000	Equifax, Inc.	1,256,850
		2,536,850
Consumer Durables & Apparel: 7.6%
17,000	Carter's, Inc.	1,290,130
25,000	Jarden Corp. *	1,210,000
21,000	Wolverine World Wide, Inc.	1,222,830
		3,722,960
Consumer Services: 2.4%
45,000	Texas Roadhouse, Inc.	1,182,600

Diversified Financials: 2.3%
27,000	Raymond James Financial, Inc.	1,125,090

Energy: 4.8%
7,000	Core Laboratories N.V.	1,184,470
14,000	Oceaneering International, Inc.	1,137,360
		2,321,830
Food, Beverage & Tobacco: 5.0%
15,000	The Hain Celestial Group, Inc. *	1,156,800
19,000	Ingredion, Inc.	1,257,230
		2,414,030
Health Care Equipment & Services: 7.6%
10,000	The Cooper Companies, Inc.	1,296,900
11,000	Henry Schein, Inc. *	1,140,700
12,500	IDEXX Laboratories, Inc. *	1,245,625
		3,683,225
Household & Personal Products: 2.6%
21,000	Church & Dwight Co., Inc.	1,261,050

Materials: 4.9%
17,000	FMC Corp.	1,219,240
13,500	Sigma-Aldrich Corp.	1,151,550
		2,370,790

Pharmaceuticals, Biotechnology & Life Sciences: 4.9%
31,000	Mylan, Inc. *	1,183,270
15,000	United Therapeutics Corp. *	1,182,750
		2,366,020
Retailing: 12.2%
21,500	The Buckle, Inc.	1,162,075
17,000	Family Dollar Stores, Inc.	1,224,340
9,000	O'Reilly Automotive, Inc. *	1,148,310
16,000	PetSmart, Inc.	1,220,160
16,500	Ross Stores, Inc.	1,201,200
		5,956,085
Semiconductor & Semiconductor Equipment: 2.3%
45,000	Skyworks Solutions, Inc. *	1,117,800

Software & Services: 12.2%
6,000	Alliance Data Systems Corp. *	1,268,820
13,000	Ansys, Inc. *	1,124,760
23,000	Jack Henry & Associates, Inc.	1,187,030
22,000	MICROS Systems, Inc. *	1,098,680
50,000	TIBCO Software, Inc. *	1,279,500
		5,958,790
Technology Hardware & Equipment: 2.4%
13,500	FEI Co.	1,185,300

Transportation: 2.4%
16,000	JB Hunt Transport Services, Inc.	1,166,880

TOTAL COMMON STOCKS
(Cost $38,014,322)		46,601,140

REAL ESTATE INVESTMENT TRUSTS: 2.5%
20,000	Camden Property Trust	1,228,800

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,344,751)		1,228,800

SHORT-TERM INVESTMENTS: 2.9%
Money Market Fund: 2.9%
1,425,411	Invesco Short-Term Prime Portfolio - Institutional Class, 0.020% (a)	1,425,411

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,425,411)		1,425,411

TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $40,784,484)		49,255,351
Liabilities in Excess of Other Assets: (1.0)%		(493,109)
TOTAL NET ASSETS: 100.0%		$48,762,242

*	Non-income producing security.
(a)	Seven-day yield as of September 30, 2013.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$40,604,807

Gross unrealized appreciation	8,743,828
Gross unrealized depreciation	(93,284)
Net unrealized appreciation	$8,650,544

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$46,601,140	$-	$-	$46,601,140
Real Estate Investment Trusts	1,228,800	-	-	1,228,800
Short-Term Investments	1,425,411	-	-	1,425,411
Total Investments	$49,255,351	$-	$-	$49,255,351

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date       11/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Elaine E. Richards
Elaine E. Richards, President

Date       11/21/2013

By (Signature and Title)*                    /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date       11/24/2013
* Print the name and title of each signing officer under his or her signature.